CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets held-for-sale, not part of disposal group		$ 53,195	$ 5,832
Liquidation preference per share (in dollars per share)		$ 100,000	$ 100,000
Preferred stock, shares authorized (shares)		1,000	1,000
Preferred stock, shares issued (shares)		1,000	1,000
Common stock, par value (in dollars per share)		$ 0.625	$ 0.625
Common stock, shares authorized (shares)		400,000,000	400,000,000
Common stock, shares issued (shares)		326,736,214	233,623,686
Other real estate owned (OREO)	[1]	$ 43,382	$ 16,237
Residential Real Estate
Mortgage loans in process of foreclosure, amount		22,700	28,500
Other real estate owned (OREO)		6,300	8,100
Residential Real Estate | Loans Held For Sale
Mortgage loans in process of foreclosure, amount		11,700	19,300
Property, Plant and Equipment
Assets held-for-sale, not part of disposal group		53,200	$ 5,800
Savings Deposits
Liabilities held-for-sale, not part of disposal group		22,600
Bank Time Deposits
Liabilities held-for-sale, not part of disposal group		8,000
Noninterest-bearing Deposits
Liabilities held-for-sale, not part of disposal group		$ 4,800

[1]	December 31, 2017 and 2016 include $6.3 million and $8.1 million, respectively, of foreclosed residential real estate.